Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs Outstanding and Related Information

Activity in the Group’s RSUs outstanding and related information is as follows:

	Number of RSUs	Weighted average grant date fair value ($)
As of January 1, 2022	1,701,007	14.67
Granted during the period	8,024,889	3.07
Forfeited during the period(1)	(1,035,380)	5.17
Vested during the period	(542,922)	14.96
As of December 31, 2022	8,147,594	4.42
Granted during the period	5,479,454	1.75
Forfeited during the period(2)	(2,470,898)	3.22
Vested during the period	(2,740,334)	3.15
As of December 31, 2023	8,415,816	2.91
Granted during the period	9,333,810	1.05
RSUs granted in exchange for stock options	4,257,251	0.97
Forfeited during the period(3)	(2,103,022)	1.99
Vested during the period	(3,500,458)	1.27
As of December 31, 2024	16,403,397	1.30

(1)
Includes 493,856 forfeited RSUs related to the Company’s organizational restructuring and the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.
(2)
Includes 961,990 forfeited RSUs related to the Company’s organizational restructuring during the year ended December 31, 2023.
(3)
Includes 538,855 forfeited RSUs related to the Company’s organizational restructuring during the year ended December 31, 2024.

Summary of Number and Exercise Prices of Employee Stock Options

Activity in the Group’s stock options outstanding and related information is as follows:

	Number of employee stock options	Weighted average exercise price ($)
As of January 1, 2022	6,958,312	16.86
Granted during the period	9,651,313	3.45
Forfeited during the period(1)	(2,204,399)	6.71
Expired during the period	(66,174)	17.00
As of December 31, 2022	14,339,052	9.40
Granted during the period	11,111,723	1.75
Forfeited during the period(1)	(3,615,022)	5.88
Expired during the period	(546,562)	11.88
As of December 31, 2023	21,289,191	5.98
Granted during the period	9,261,299	1.04
Stock options exchanged to RSUs	(12,189,782)	5.10
Forfeited during the period(1)	(2,135,668)	3.53
Expired during the period(2)	(4,618,760)	11.27
As of December 31, 2024	11,606,280	1.32
Vested and exercisable as of December 31, 2024	1,101,498	2.92

(1)
Includes 1,589,443 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2024 (2023: 2,581,696, 2022: 1,213,585)
(2)
Includes 4,446,187 expired stock options related to the Company’s organizational restructuring during the year ended December 31, 2024.

Summary of Inputs to Black-Scholes Option-pricing Model Used to Stock Options for Exchange to RSUs and Employee Stock Options

The following table list the key inputs to the Black-Scholes option-pricing model used to determine the total fair value of the stock options for exchange to RSUs:

2024
Expected term (years)	2.92-7.07
Weighted-average share price at grant date	1.07
Expected price volatility of the Company’s shares (%)	60-70
Risk-free interest rate (%)	4.20-4.43

The following tables lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2024, 2023 and 2022, respectively:

	2024	2023	2022
Expected term (years)	6-8	6-8	6-8
Weighted-average share price at grant date	1.04	1.75	3.45
Expected price volatility of the Company’s shares (%)	60.00	50.00-55.00	35.00-37.00
Risk-free interest rate (%)	4.19-4.57	3.84-4.61	2.81-3.96

Summary of Impact of Input Assumptions Changes in Fair Value Per Employee Stock Option	The following table shows the impact of these changes on fair value per employee stock option granted 2024:

2024
Share price increase 30%	0.27
Share price decrease 30%	(0.25)
Volatility increase 10%	0.07
Volatility decrease 10%	(0.07)
Expected life increase 12 months	0.04
Expected life decrease 12 months	(0.04)